LEASES - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		4 Months Ended	8 Months Ended	12 Months Ended
	Apr. 04, 2021	Mar. 29, 2020	Jan. 03, 2021	Aug. 28, 2020	Dec. 29, 2019	Dec. 30, 2018	Dec. 26, 2021
Lessee, Lease, Description [Line Items]
Rent expense	$ 2.6	$ 2.9	$ 3.6	$ 7.7	$ 8.2	$ 12.7
Maximum
Lessee, Lease, Description [Line Items]
Lease term			12 years
Vehicles, Equipment And Distribution Centers | Minimum
Lessee, Lease, Description [Line Items]
Lease term			1 month				1 year
Vehicles, Equipment And Distribution Centers | Maximum
Lessee, Lease, Description [Line Items]
Lease term							12 years